Business Combinations	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Business Combinations
BUSINESS COMBINATIONS
NRLP
In 2018, Hydro One entered into an agreement with the First Nations Partners, wherein a noncontrolling equity interest in Hydro One’s limited partnership, NRLP, would be made available for purchase at fair value by the First Nations Partners. On September 19, 2018, NRLP was formed to own a new 230 kV transmission line (Niagara Line) in the Niagara region. The Niagara Line enables generators in the Niagara area to connect to the load centres of the Greater Toronto and Hamilton areas. Hydro One Networks maintains and operates the Niagara Line in accordance with an operation and management services agreement. On September 12, 2019, the OEB granted NRLP a transmission licence and granted Hydro One Networks leave to sell the applicable Niagara Line assets to NRLP.
On September 18, 2019, the applicable Niagara Line assets were transferred from Hydro One Networks to NRLP for $119 million and operation of the line was contracted to Hydro One Networks. This transfer was financed with 60% debt ($71 million) and 40% equity ($48 million). The cash payment of $71 million was financed by debt sourced by NRLP from a Hydro One subsidiary, and the $48 million equity comprised partnership units issued by NRLP to Hydro One Networks. Subsequently, on the same date, Hydro One Networks sold to the Six Nations of the Grand River Development Corporation and to the Mississaugas of the Credit First Nation, through a trust, a 25.0% and 0.1%, respectively, equity interest in NRLP for total consideration of $12 million, representing the fair value of the equity interest acquired.
NRLP is fully consolidated in these Consolidated Financial Statements as it is controlled by Hydro One. The First Nations Partners' 25.1% noncontrolling interest in NRLP is classified within equity. Net income attributable to the First Nations Partners' noncontrolling interest for the period from September 18, 2019 to December 31, 2019 was not significant. See Note 27 - Noncontrolling Interest for additional information.
In addition, the Mississaugas of the Credit First Nation had an option to purchase an additional 19.9% equity interest in NRLP from Hydro One Networks at a price based on the value of the Niagara Line assets on the date of closing, subject to certain conditions. On December 31, 2019, the Mississaugas of the Credit First Nation exercised the option. The transaction closed on January 31, 2020. See Note 33 - Subsequent Events for additional information.
Orillia Power Purchase Agreement
In August 2016, the Company reached an agreement to acquire Orillia Power Distribution Corporation (Orillia Power), an electricity distribution company located in Simcoe County, Ontario, from the City of Orillia for approximately $41 million, including the assumption of approximately $15 million in outstanding indebtedness and regulatory liabilities, subject to closing adjustments and regulatory approval by the OEB. In 2016, Hydro One filed an application with the OEB to acquire Orillia Power, which was denied by the OEB in April 2018. In September 2018, Hydro One filed a new application with the OEB for approval to acquire Orillia Power. An OEB oral hearing was held on December 2-3, 2019. A decision by the OEB is pending.
Peterborough Distribution Purchase Agreement
In July 2018, Hydro One reached an agreement to acquire the business and distribution assets of Peterborough Distribution Inc., an electricity distribution company located in east central Ontario, from the City of Peterborough for approximately $105 million. The acquisition is conditional upon the satisfaction of customary closing conditions and approval by the OEB and the Competition Bureau. In October 2018, the Company filed an application with the OEB for approval of the acquisition. In November 2018, the Competition Bureau issued no action letter, meaning that transaction can proceed from the Competition Bureau’s position. An OEB oral hearing was held on December 2-3, 2019. A decision by the OEB is pending.